Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed financial statements have been prepared without audit, pursuant to the rules and regulations of the SEC. The condensed financial statements may not include all disclosures required by U.S. GAAP; however, we believe that the disclosures are adequate to make the information presented not misleading. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto for the fiscal year ended December 31, 2017 included in our audited consolidated financial statements for the year ended December 31, 2017 and the notes thereto for the year ended December 31, 2017 included in our final prospectus that forms a part of our Registration Statement on Form S-1 (File No. 333-224176), filed with the Securities and Exchange Commission ("SEC") pursuant to Rule 424(b)(4) on May 4, 2018 (the "Prospectus"). The condensed balance sheet at December 31, 2017 was derived from the audited financial statements.
In the opinion of management, all adjustments, consisting of only normal recurring adjustments that are necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, have been made. The results of operations for the interim periods are not necessarily indicative of the operating results for the full fiscal year or any future periods.
Reverse Stock Split
In connection with our initial public offering of common stock ("IPO"), our board of directors and stockholders approved a 1-for-6.650 reverse stock split of our common stock. The reverse stock split became effective on April 20, 2018. The par value of the common stock was not adjusted as a result of the reverse stock split. Adjustments corresponding to the reverse stock split were made to the ratio at which the convertible preferred stock will convert into common stock immediately prior to the closing of the IPO. Accordingly, all share and per-share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split and adjustment of the conversion ratio of the convertible preferred stock.
Initial Public Offering
On May 7, 2018, we completed our IPO by issuing 7,762,500 shares of common stock, at an offering price of $16.00 per share, for net proceeds of approximately $112.0 million after deducting underwriting discounts and commissions and offering expenses payable by us. In connection with the IPO, our outstanding shares of convertible preferred stock were automatically converted into an aggregate of 12,111,706 shares of common stock, and our outstanding warrants to purchase shares of convertible preferred stock were automatically converted into warrants to purchase up to an aggregate of 100,558 shares of common stock, resulting in the reclassification of the related redeemable convertible preferred stock warrant liability of $0.9 million to additional paid-in capital ("APIC").
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. We use significant judgment when making estimates related to the allowance for doubtful accounts, inventory reserves and the valuations of our common stock, share-based awards, and certain of our previously outstanding preferred stock warrants. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
JOBS Act Accounting Election
As an emerging growth company under the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act"), we are eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. We have elected to take advantage of the extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies.
Cash and Cash Equivalents
We consider all highly liquid securities, readily convertible to cash, that mature within 90 days or less from the date of purchase to be cash equivalents. The carrying amount reported in the balance sheets for cash is cost, which approximates fair value.
Short-Term Investments
At September 30, 2018 and December 31, 2017, our short-term investments consisted of commercial paper, corporate bonds, and U.S. government securities which are classified as available-for-sale and had maturities less than one year. Short-term investments are reported at their estimated fair market value which approximates cost. Any unrealized gains and losses are reported in accumulated other comprehensive loss. We had less than $0.1 million and $0 accumulated other comprehensive loss balance at September 30, 2018 or December 31, 2017, respectively. Any realized gains and losses are reported net in interest income or interest expense. For the nine months ended September 30, 2018, we recognized $0.4 million of gains, net.
Fair Value of Financial Instruments
We measure certain financial assets and liabilities at fair value on a recurring basis, including cash equivalents, short-term investments, and certain of our previously outstanding preferred stock warrants. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:
Level 1—Observable inputs, such as quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Other inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs, including interest rate curves, foreign exchange rates, and credit ratings.
Level 3—Unobservable inputs that are supported by little or no market activities, which would require us to develop our own assumptions.
We use the methods and assumptions described below in determining the fair value of our financial instruments.
Money market funds:    Fair values of money market funds are based on quoted market prices in active markets.
Commercial paper:    Short-term, highly liquid investments are included as a Level 2 measurement in the tables below.
Corporate bonds:    Consists of notes, asset-backed securities and bonds with original maturities of less than one year and various yields. These are included as a Level 2 measurement in the tables below.
U.S. government securities:    Consists of U.S. Government treasury bills with original maturities of less than one year. These are included as a Level 1 measurement in the table below.
The following tables sets forth by level within the fair value hierarchy our assets and liabilities that are reported at fair value as of September 30, 2018 and December 31, 2017. As required by Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurement, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables summarize certain information for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of
	September 30, 2018
	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$14,250	$14,250	$—	$—
Commercial paper	10,382	—	10,382	—
Total cash equivalents	24,632	14,250	10,382	—
Short-term investments:
Commercial paper	$47,631	$—	$47,631	$—
Corporate bonds	34,576	—	34,576	—
U.S. government securities	11,907	11,907	—	—
Total short-term investments	94,114	11,907	82,207	—
Total assets	$118,746	$26,157	$92,589	$—

	Fair Value Measurements as of
	December 31, 2017
	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$6,446	$6,446	$—	$—
Commercial paper	1,099	—	1,099	—
Total cash equivalents	7,545	6,446	1,099	—
Short-term investments:
Commercial paper	$5,384	$—	$5,384	$—
Corporate bonds	1,804	—	1,804	—
Total short-term investments	7,188	—	7,188	—
Total assets	$14,733	$6,446	$8,287	$—
Liabilities
Preferred stock warrants	$157	$—	$—	$157

There were no transfers in and out of Level 1 and Level 2 fair value measurements during the periods ended September 30, 2018 and December 31, 2017.
The recurring Level 3 fair value measurements of our preferred stock warrant liabilities used the Black-Scholes option pricing model and value of the respective class of our convertible preferred stock (see Note 8), which was unobservable. All other assumptions included in the model are observable Level 1 inputs.
The following table provides a reconciliation of the beginning and ending balances of our preferred stock warrant liabilities:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Balance at beginning of period	$—	$57	$157	$53
Initial fair value of preferred stock warrants issued	—	—	103	4
Reclassified to equity	—	—	(855)	—
Change in fair value of preferred stock warrants	—	—	595	—
Balance at end of period	$—	$57	$—	$57

Changes in the fair value of the preferred stock warrant liability were recorded in other expenses on the condensed statements of operations and comprehensive loss. In connection with the closing of the IPO in May 2018, warrants to purchase shares of preferred stock automatically converted into warrants to purchase shares of common stock, resulting in the reclassification of the related convertible preferred stock warrant liability to APIC.
Concentration of Credit Risk
Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash equivalents and accounts receivable. We believe that the credit risk in our accounts receivable is mitigated by our credit evaluation process, relatively short collection terms, and dispersion of our customer base. We generally do not require collateral, and losses on accounts receivable have historically been within management's expectations.
Our investment policy limits investments to certain types of debt securities issued by the U.S. government and its agencies, corporations with investment-grade credit ratings, or commercial paper and money market funds issued by the highest quality financial and non-financial companies. We place restrictions on maturities and concentration by type and issuer. We are exposed to credit risk in the event of a default by the issuers of these securities to the extent recorded on the balance sheets. However, as of September 30, 2018 and December 31, 2017, we limited our credit risk associated with cash equivalents by placing investments with banks we believe are highly creditworthy.
Allowance for Doubtful Accounts
We record an allowance for doubtful accounts for accounts receivable deemed uncollectible. We evaluate the collectability of our accounts receivable based on known collection risks and historical experience. In circumstances where we are aware of a specific customer's inability to meet its financial obligations to us (e.g., bankruptcy filings, substantial downgrading of credit ratings), we record a specific allowance for bad debts against amounts due to reduce the carrying amount of accounts receivable to the amount we reasonably believe will be collected.
Inventories
Inventories are valued at the lower of cost or net realizable value, computed on a first-in, first out basis. We regularly review inventory quantities on-hand for excess and obsolete inventory and, when circumstances indicate, incur charges to write down inventories to their net realizable value. Our review of inventory for excess and obsolete quantities is based primarily on the estimated forecast of future product demand, product life cycles, including expiration of inventory prior to sale, and introduction of new products. The reserve for excess and obsolete inventory was $0.8 million and $0.5 million as of September 30, 2018 and December 31, 2017, respectively.
Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the respective assets, generally three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of the lease.
Impairment of Long-lived Assets
Long-lived assets consist primarily of property and equipment and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that an asset be tested for possible impairment, we compare the undiscounted cash flows expected to be generated by the asset to the carrying amount of the asset. If the carrying amount of the asset is not recoverable on an undiscounted cash flow basis, we determine the fair value of the asset and recognize an impairment loss to the extent the carrying amount of the asset exceeds its fair value. We determine fair value using the income approach based on the present value of expected future cash flows or other appropriate measures of estimated fair value. Our cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors. We did not record any impairment charges on long-lived assets during the nine months ended September 30, 2018 and 2017.
Revenue Recognition
We recognize revenue when persuasive evidence of an arrangement exists, product shipment has occurred, or there are no further obligations yet to be performed, pricing is fixed or determinable, and collection is reasonably assured. We make reasonable assumptions regarding the future collectability of amounts receivable from customers to determine whether the revenue recognition criteria have been met. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between a seller and a customer are not recorded as revenue. In general, our standard terms and conditions of sale do not allow for product returns. Sales returns have been limited to damaged product and have not been material. We expense shipping and handling costs as incurred and include them in the cost of goods sold. In those cases where shipping and handling costs are billed to customers, we classify the amounts billed as a component of cost of goods sold.
Cost of Goods Sold
Cost of goods sold consists primarily of manufacturing overhead costs, material costs, and direct labor. Overhead costs include the cost of material procurement, inventory control, facilities, equipment, and operations supervision and management. Cost of goods sold also includes depreciation expense for production equipment and certain direct costs such as shipping costs.
Research and Development
Research and development expenses consist primarily of product development, clinical and regulatory affairs, consulting services, and other costs associated with products and technologies in development. These expenses include employee compensation, stock-based compensation, supplies, travel, and facility costs. Clinical expenses include clinical trial design, clinical site reimbursement, data management, travel expenses, and the cost of manufacturing products for clinical trials.
Common Stock Valuation and Stock-Based Compensation
We maintain an equity incentive plan to provide long-term incentives for employees, consultants, and members of the board of directors. The plan allows for the issuance of non-statutory and incentive stock options to employees and non-statutory stock options to consultants and non-employee directors.
We recognize equity-based compensation expense for awards of equity instruments to employees and non-employees based on the grant date fair value of those awards in accordance with FASB ASC Topic 718, Stock Compensation ("ASC 718"). ASC 718 requires all equity-based compensation awards to employees and nonemployee directors, including grants of restricted shares and stock options, to be recognized as expense in the statements of operations and comprehensive loss based on their grant date fair values. We estimate the fair value of stock options using the Black-Scholes option pricing model. We use the value of our common stock to determine the fair value of restricted shares.
We account for restricted stock and common stock options issued to nonemployees under FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees. As such, the value of such options is periodically remeasured and income or expense is recognized over their vesting terms. Compensation cost related to awards with service-based vesting schedules is recognized using the straight-line method. We determine the fair value of the restricted stock and common stock granted to nonemployees as either the fair value of the consideration received or the fair value of the equity instruments issued. We have not granted any share-based awards to our consultants.
The Black-Scholes option pricing model requires the input of certain subjective assumptions, including (i) the expected share price volatility, (ii) the expected term of the award, (iii) the risk-free interest rate and (iv) the expected dividend yield. Due to the lack of a public market for the trading of our common stock and a lack of company-specific historical and implied volatility data, we have based our estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The group of representative companies have characteristics similar to us, including stage of product development and focus on the life science industry. We use the simplified method, which is the average of the final vesting tranche date and the contractual term, to calculate the expected term for options granted to employees as we do not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. For options granted to non-employees, we utilize the contractual term of the arrangement as the basis for the expected term assumption. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. We use an assumed dividend yield of zero as we have never paid dividends and have no current plans to pay any dividends on our common stock.
We expense the fair value of our equity-based compensation awards granted to employees on a straight-line basis over the associated service period, which is generally the period in which the related services are received. We measure equity-based compensation awards granted to nonemployees at fair value as the awards vest and recognize the resulting value as compensation expense at each financial reporting period. We account for award forfeitures as they occur.
Advertising Expenses
We expense the costs of advertising, including promotional expenses, as incurred. Advertising expenses were $2.0 million and $1.4 million during the three months ended September 30, 2018 and 2017, respectively, and $5.8 million and $3.7 million during the nine months ended September 30, 2018 and 2017, respectively.
Income Taxes
We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. Valuation allowances against deferred tax assets are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized. As we have historically incurred operating losses, we have recorded a full valuation allowance against our net deferred tax assets, and there is no provision for income taxes. Our policy is to record interest and penalties expense related to uncertain tax positions as other expense in the statements of operations and comprehensive loss.
Comprehensive Loss
Comprehensive loss consists of net loss and changes in unrealized gains and losses on short-term investments classified as available-for-sale, if any. Accumulated other comprehensive loss is presented in the accompanying balance sheets as a component of stockholders' equity, if any.
Loss Per Share
Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Because we have reported a net loss for all periods presented, diluted net loss per share is the same as basic net loss per share for those periods as all potentially dilutive shares consisting of convertible preferred stock, stock options and warrants were antidilutive in those periods.
Recent Accounting Pronouncements
We are an “emerging growth company” as defined by the JOBS Act. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended, (the "Securities Act"), for complying with new or revised accounting standards. Accordingly, an emerging growth company can selectively delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this exemption and, as a result, our financial statements may not be comparable to the financial statements of issuers that are required to comply with the effective dates for new or revised accounting standards that are applicable to public companies. Section 107 of the JOBS Act provides that we can elect to opt out of the extended transition period at any time, which election is irrevocable.
In May 2014, the FASB issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers. The new section will replace Section 605, Revenue Recognition, and creates modifications to various other revenue accounting standards for specialized transactions and industries. The section is intended to conform revenue accounting principles with the concurrently issued International Financial Reporting Standards to reconcile previously differing treatment between U.S. practices and those of the rest of the world and to enhance disclosures related to disaggregated revenue information. The updated guidance is effective for interim and annual reporting periods beginning on or after December 15, 2018 for private companies and, therefore, us due to the JOBS Act exemption described above. We have commenced project planning for our implementation, which has included engaging an accounting firm to assist us. We have not yet made a determination on our transition method, nor have we determined whether this standard will have a material impact on our financial statements. We plan to complete our assessment of the impact of this standard during the fourth quarter of 2018.
In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes ("ASU 2015-17"). ASU 2015-17 is intended to reduce complexity surrounding the presentation of deferred taxes within the balance sheet. Specifically, ASU 2015-17 requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current on the balance sheet, effectively eliminating the requirement to allocate deferred taxes between current and non-current amounts. The new guidance does not permit companies to offset deferred tax liabilities from one jurisdiction against deferred tax assets of another jurisdiction. This guidance was effective January 1, 2018 and did not significantly impact our financial statements and related disclosures.
In February 2016, the FASB issued ASU No. 2016-2, Leases (Topic 842), which supersedes the existing guidance for lease accounting, Leases (Topic 840). ASU 2016-02 requires lessees to recognize a lease liability and a right-of-use asset for all leases. Lessor accounting remains largely unchanged. The amendments in this ASU are effective for interim and annual periods beginning after December 15, 2019 for private companies; and, therefore, us due to the JOBS Act exemption described above. Early adoption is permitted for all entities. ASU 2016-02 requires a modified retrospective approach for all leases existing at, or entered into after, the date of initial adoption, with an option to elect to use certain transition relief. We plan to further evaluate the anticipated impact of the adoption of this ASU on our financial statements in future periods.
In March 2016, the FASB issued No. 2016-9, Improvements to Employee Share-Based Payment Accounting ("ASU 2016-9"), which changes how companies will account for certain aspects of share-based payments to employees. As part of the new guidance, entities will be required to record the impact of income taxes arising from share-based compensation when awards vest or are settled within earnings as part of income tax expense rather than recorded as part of APIC and will eliminate the requirement that excess tax benefits be realized prior to recognition. Additionally, the guidance requires entities to present excess tax benefits as an operating activity on the statement of cash flows rather than as a financing activity. Additionally, companies will be required to make an accounting policy election at the time of adoption of the new guidance to either account for forfeitures of share-based awards in a manner similar to today's requirements (i.e., estimating the number of awards expected to be forfeited at the grant date and adjusting the estimate when awards are actually forfeited), or recognizing forfeitures as they occur with no estimate of forfeitures determined at the grant date. Companies will also be able to set a maximum statutory tax rate as it pertains to share-based awards it net settles on behalf of its employees. This will provide companies a greater ability to retain equity-award accounting treatment. Entities will apply the provisions of ASU 2016-9 using a modified retrospective transition approach, with a cumulative-effect adjustment booked to retained earnings as of the beginning of the period of adoption. This guidance was effective for us on January 1, 2018 and did not significantly impact our financial statements and related disclosures.
We have reviewed and considered all other recent accounting pronouncements and believe there are none that could potentially have a material impact on our business practices, financial condition, results of operations, or disclosures.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to its allowance for doubtful accounts, inventory reserves and the valuations of its common stock, share‑based awards, and certain of its outstanding preferred stock warrants. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

JOBS Act Accounting Election

As an emerging growth company under the Jumpstart Our Business Startups Act, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company has elected to take advantage of the extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies.

Cash and Cash Equivalents

The Company considers all highly liquid securities, readily convertible to cash, that mature within 90 days or less from the date of purchase to be cash equivalents. The carrying amount reported in the balance sheets for cash is cost, which approximates fair value.

Short‑term Investments

The Company had no short-term investments at December 31, 2016. At December 31, 2017, the Company's short-term investments consisted of commercial paper and corporate bonds which are classified as available-for-sale and had maturities less than one year. Short-term investments are reported at their estimated fair market value which approximates cost at December 31, 2017. Any with unrealized gains and losses are reported in accumulated other comprehensive loss.

Fair Value of Financial Instruments

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including cash equivalents and certain of its outstanding preferred stock warrants. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market‑based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three‑tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs, such as quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model‑based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market‑based observable inputs, including interest rate curves, foreign exchange rates, and credit ratings.

Level 3—Unobservable inputs that are supported by little or no market activities, which would require the Company to develop its own assumptions.

The Company uses the methods and assumptions described below in determining the fair value of its financial instruments.

Money market funds:  Fair values of money market funds are based on quoted market prices in active markets.

Commercial paper:  Short‑term, highly liquid investments are included as a Level 2 measurement in the tables below.

Corporate bonds:  Consists of U.S. Government treasury bills, notes, and bonds with original maturities of less than one year and various yields. These are included as a Level 2 measurement in the tables below.

The following tables sets forth by level within the fair value hierarchy the Company’s assets and liabilities that are reported at fair value as of December 31, 2016 and 2017. As required by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables summarize certain information for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of
	December 31, 2016
	Estimated
	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$5,084	$5,084	$—	$—
Liabilities
Preferred stock warrants	$53	$—	$—	$53

	Fair Value Measurements as of
	December 31, 2017
	Estimated
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$6,446	$6,446	$—	$—
Commercial paper	1,099	—	1,099	—
Total cash equivalents	7,545	6,446	1,099	—
Short-term investments:
Commercial paper	$5,384	$—	$5,384	—
Corporate bonds	1,804	—	1,804	—
Total short-term investments	7,188	—	7,188	—
Total assets	$14,733	$6,446	$8,287	$—
Liabilities
Preferred stock warrants	$157	$—	$—	$157

There were no transfers in and out of Level 1 and Level 2 fair value measurements during the years ended December 31, 2016 and 2017.

The recurring Level 3 fair value measurements of the Company's preferred stock warrant liabilities use the Black-Scholes option pricing model and value of the respective class of the Company's convertible preferred stock (see Note 7), which is unobservable. All other assumptions included in the model are observable Level 1 inputs.

The following table provides a reconciliation of the beginning and ending balances of the Company's preferred stock warrant liabilities:

Balance as of December 31, 2014	$203
Initial fair value of preferred stock warrants issued	33
Change in fair value of preferred stock warrants	12
Balance as of December 31, 2015	248
Change in fair value of preferred stock warrants	(195)
Balance as of December 31, 2016	53
Initial fair value of preferred stock warrants issued	4
Change in fair value of preferred stock warrants	100
Balance as of December 31, 2017	$157

Changes in the fair value of the preferred stock warrant liability are recorded in other expenses on the statements of operations and comprehensive loss.

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash equivalents and accounts receivable. The Company believes that the credit risk in its accounts receivable is mitigated by its credit evaluation process, relatively short collection terms, and dispersion of its customer base. The Company generally does not require collateral, and losses on accounts receivable have historically been within management’s expectations.

The Company’s investment policy limits investments to certain types of debt securities issued by the U.S. government and its agencies, corporations with investment‑grade credit ratings, or commercial paper and money market funds issued by the highest quality financial and non‑financial companies. The Company places restrictions on maturities and concentration by type and issuer. The Company is exposed to credit risk in the event of a default by the issuers of these securities to the extent recorded on the balance sheets. However, as of December 31, 2016 and 2017, the Company has limited its credit risk associated with its cash equivalents by placing its investments with banks it believes are highly creditworthy.

Allowance for Doubtful Accounts

The Company records an allowance for doubtful accounts for accounts receivable deemed uncollectible. The Company evaluates the collectability of its accounts receivable based on known collection risks and historical experience. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligations to the Company (e.g., bankruptcy filings, substantial downgrading of credit ratings), the Company records a specific allowance for bad debts against amounts due to reduce the carrying amount of accounts receivable to the amount it reasonably believes will be collected.

Inventories

Inventories are valued at the lower of cost or net realizable value, computed on a first-in, first out basis. The Company regularly reviews inventory quantities on-hand for excess and obsolete inventory and, when circumstances indicate, incurs charges to write down inventories to their net realizable value. The Company's review of inventory for excess and obsolete quantities is based primarily on the estimated forecast of future product demand, product life cycles, including expiration of inventory prior to sale, and introduction of new products. The reserve for excess and obsolete inventory was $191 and $518 as of December 31, 2016 and 2017, respectively.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight‑line method over the estimated useful lives of the respective assets, generally three to seven years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of the lease.

Impairment of Long‑lived Assets

Long‑lived assets consist primarily of property and equipment and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that an asset be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset to the carrying amount of the asset. If the carrying amount of the asset is not recoverable on an undiscounted cash flow basis, the Company determines the fair value of the asset and recognizes an impairment loss to the extent the carrying amount of the asset exceeds its fair value. The Company determines fair value using the income approach based on the present value of expected future cash flows or other appropriate measures of estimated fair value. The Company’s cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors. The Company did not record any impairment charges on long‑lived assets during the years ended December 31, 2015, 2016 and 2017.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exists, product shipment has occurred, or there are no further obligations yet to be performed, pricing is fixed or determinable, and collection is reasonably assured. The Company makes reasonable assumptions regarding the future collectability of amounts receivable from customers to determine whether the revenue recognition criteria have been met. Taxes assessed by a governmental authority that are directly imposed on revenue‑producing transactions between a seller and a customer are not recorded as revenue. In general, the Company’s standard terms and conditions of sale do not allow for product returns. Sales returns have been limited to damaged product and have not been material. The Company expenses shipping and handling costs as incurred and includes them in the cost of goods sold. In those cases where shipping and handling costs are billed to customers, the Company classifies the amounts billed as a component of cost of goods sold.

Cost of Goods Sold

Cost of goods sold consists primarily of manufacturing overhead costs, material costs, and direct labor. Overhead costs include the cost of material procurement, inventory control, facilities, equipment, and operations supervision and management. Cost of goods sold also includes depreciation expense for production equipment and certain direct costs such as shipping costs.

Research and Development

Research and development expenses consist primarily of product development, clinical and regulatory affairs, consulting services, and other costs associated with products and technologies in development. These expenses include employee compensation, stock-based compensation, supplies, travel, and facility costs. Clinical expenses include clinical trial design, clinical site reimbursement, data management, travel expenses, and the cost of manufacturing products for clinical trials.

Common Stock Valuation and Stock‑Based Compensation

The Company maintains an equity incentive plan to provide long-term incentives for employees, consultants, and members of the board of directors. The plan allows for the issuance of non-statutory and incentive stock options to employees and non-statutory stock options to consultants and non-employee directors.

The Company recognizes equity‑based compensation expense for awards of equity instruments to employees and non‑employees based on the grant date fair value of those awards in accordance with FASB ASC Topic 718, Stock Compensation (ASC 718). ASC 718 requires all equity‑based compensation awards to employees and nonemployee directors, including grants of restricted shares and stock options, to be recognized as expense in the statements of operations and comprehensive loss based on their grant date fair values. The Company estimates the fair value of stock options using the Black‑Scholes option pricing model. The Company uses the value of its common stock to determine the fair value of restricted shares.

The Company accounts for restricted stock and common stock options issued to nonemployees under FASB ASC Topic 505‑50, Equity‑Based Payments to Non‑Employees (ASC 505‑50). As such, the value of such options is periodically remeasured and income or expense is recognized over their vesting terms. Compensation cost related to awards with service‑based vesting schedules is recognized using the straight‑line method. The Company determines the fair value of the restricted stock and common stock granted to nonemployees as either the fair value of the consideration received or the fair value of the equity instruments issued. The Company has not granted any share‑based awards to its consultants.

The Black‑Scholes option pricing model requires the input of certain subjective assumptions, including (i) the expected share price volatility, (ii) the expected term of the award, (iii) the risk‑free interest rate and (iv) the expected dividend yield. Due to the lack of a public market for the trading of the Company’s common stock and a lack of company‑specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The group of representative companies have characteristics similar to the Company, including stage of product development and focus on the life science industry. The Company uses the simplified method, which is the average of the final vesting tranche date and the contractual term, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. For options granted to non‑employees, the Company utilizes the contractual term of the arrangement as the basis for the expected term assumption. The risk‑free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company uses an assumed dividend yield of zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.

The Company expenses the fair value of its equity‑based compensation awards granted to employees on a straight‑line basis over the associated service period, which is generally the period in which the related services are received. The Company measures equity‑based compensation awards granted to nonemployees at fair value as the awards vest and recognizes the resulting value as compensation expense at each financial reporting period. The Company accounts for award forfeitures as they occur.

Advertising Expenses

The Company expenses the costs of advertising, including promotional expenses, as incurred. Advertising expenses were $2.2 million,  $3.4 million and $5.5 million during the years ended December 31, 2015, 2016, and 2017, respectively.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. Valuation allowances against deferred tax assets are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized. As the Company has historically incurred operating losses, the Company has recorded a full valuation allowance against its net deferred tax assets, and there is no provision for income taxes. The Company's policy is to record interest and penalties expense related to uncertain tax positions as other expense in the statements of operations and comprehensive loss.

Comprehensive Loss

Comprehensive loss consists of net loss and changes in unrealized gains and losses on short‑term investments classified as available‑for‑sale, if any. Accumulated other comprehensive loss is presented in the accompanying balance sheets as a component of stockholders’ (deficit) equity.

Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Because the Company has reported a net loss for all periods presented, diluted net loss per share is the same as basic net loss per share for those periods as all potentially dilutive shares consisting of convertible preferred stock, stock options and warrants were antidilutive in those periods.

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014‑09, Revenue From Contracts With Customers (ASU 2014‑09), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014‑09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In doing so, companies will need to use more judgment and make more estimates than under current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each separate performance obligation. Under the original pronouncement, ASU 2014‑09 would have been effective for the Company’s annual reporting periods beginning January 1, 2018. In August 2015, the FASB issued ASU No. 2015‑14, which formally defers the effective date of the new revenue standard by one year. As a result, the updated revenue guidance will be effective for the Company’s annual reporting periods beginning January 1, 2019, and early adoption is permitted as of the original effective date contained within the original standard. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014‑09 will have on its financial statements and related disclosures.

In July 2015, the FASB issued ASU 2015‑11 Simplifying the Measurement of Inventory, which is intended to narrow down the alternative methods available for valuing inventory. The new guidance does not apply to inventory currently measured using the last‑in‑first‑out or the retail inventory valuation methods. Under the new guidance, inventory valued using other methods, including the first‑in‑first‑out method, must be valued at the lower of cost or net realizable value. This guidance is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. This guidance was effective January 1, 2017 and did not have a material impact on the Company’s financial position, results of operations and cash flows.

In November 2015, the FASB issued ASU No. 2015‑17, Balance Sheet Classification of Deferred Taxes (ASU 2015‑17). ASU 2015‑17 is intended to reduce complexity surrounding the presentation of deferred taxes within the balance sheet. Specifically, ASU 2015‑17 requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non‑current on the balance sheet, effectively eliminating the requirement to allocate deferred taxes between current and non‑current amounts. The new guidance does not permit companies to offset deferred tax liabilities from one jurisdiction against deferred tax assets of another jurisdiction. ASU 2015‑17 will be effective for the Company’s annual reporting periods beginning January 1, 2018, and can be applied on either a prospective or retrospective basis; early adoption is also permitted. The Company does not expect the ASU 2015‑17 to significantly impact its financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016‑02, Leases (ASU 2016‑02). ASU 2016‑02 will require entities that lease assets to recognize the rights and obligations associated with those leases on their balance sheets. The guidance will be effective for the Company’s annual reporting period beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact this standard will have on its financial statements and related disclosures.

In March 2016, the FASB issued No. 2016‑09, Improvements to Employee Share‑Based Payment Accounting (ASU 2016‑09), which changes how companies will account for certain aspects of share‑based payments to employees. As part of the new guidance, entities will be required to record the impact of income taxes arising from share‑based compensation when awards vest or are settled within earnings as part of income tax expense rather than recorded as part of additional paid‑in capital (APIC) and will eliminate the requirement that excess tax benefits be realized prior to recognition. Additionally, the guidance requires entities to present excess tax benefits as an operating activity on the statement of cash flows rather than as a financing activity. Additionally, companies will be required to make an accounting policy election at the time of adoption of the new guidance to either account for forfeitures of share‑based awards in a manner similar to today’s requirements (i.e., estimating the number of awards expected to be forfeited at the grant date and adjusting the estimate when awards are actually forfeited), or recognizing forfeitures as they occur with no estimate of forfeitures determined at the grant date. Companies will also be able to set a maximum statutory tax rate as it pertains to share‑based awards it net settles on behalf of its employees. This will provide companies a greater ability to retain equity‑award accounting treatment. Entities will apply the provisions of ASU 2016‑09 using a modified retrospective transition approach, with a cumulative‑effect adjustment booked to retained earnings as of the beginning of the period of adoption. The guidance will be effective for the Company’s annual reporting periods beginning January 1, 2018, with early adoption permitted. The Company is evaluating the impact this standard will have on its financial statements and related disclosures.

The Company has reviewed and considered all other recent accounting pronouncements and believes there are none that could potentially have a material impact on its business practices, financial condition, results of operations, or disclosures.